Revision to Previously Reported Financial Statements (Details) - shares		12 Months Ended
	Oct. 16, 2021	Dec. 31, 2022
Over-Allotment Option [Member]
Revision to Previously Reported Financial Statements (Details) [Line Items]
Overallotment option vesting period		45 days
Common stock shares subscribed but not yet issued		3,600,000
Common Class B [Member]
Revision to Previously Reported Financial Statements (Details) [Line Items]
Forfeiture of founder shares	900,000